Intangibles - Aggregate Amortization (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	$ 44,599
Within One Year [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	3,004
Year Two [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	3,004
Year Three [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	3,004
Year Four [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	3,002
Year Five [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	1,076
Thereafter [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	31,509
Port terminal operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	37,501
Port terminal operating rights [member] | Within One Year [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	1,229
Port terminal operating rights [member] | Year Two [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	1,229
Port terminal operating rights [member] | Year Three [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	1,229
Port terminal operating rights [member] | Year Four [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	1,229
Port terminal operating rights [member] | Year Five [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	1,076
Port terminal operating rights [member] | Thereafter [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	31,509
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	7,098
Customer relationships [member] | Within One Year [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	1,775
Customer relationships [member] | Year Two [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	1,775
Customer relationships [member] | Year Three [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	1,775
Customer relationships [member] | Year Four [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	1,773
Customer relationships [member] | Year Five [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	0
Customer relationships [member] | Thereafter [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	$ 0